NOTE 7 - SHARE BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Stock Option Plans Amended	2
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	19,657
Fair value assumptions, forfeiture rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 4,737
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	1,026
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	1,031
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options	1,563
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 6 months
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	58	334
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	$ 77	$ 160
2011 Equity Incentive Plan [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)	50,000